UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS World Dividend Fund
	Shares	Value ($)
Common Stocks 89.2%
Australia 0.5%
WorleyParsons Ltd. (Cost $1,880,189)	77,284	1,528,541
Bermuda 3.5%
PartnerRe Ltd. (a) (Cost $8,029,379)	127,003	11,371,848
Canada 9.7%
Bank of Nova Scotia (b)	83,833	4,734,838
Canadian Natural Resources Ltd.	318,470	9,869,438
Enbridge, Inc. (b)	69,840	3,098,636
Franco-Nevada Corp. (b)	139,056	5,921,828
Toronto-Dominion Bank	51,807	4,366,093
TransCanada Corp.	66,061	3,018,443

(Cost $28,343,660)		31,009,276
Finland 2.6%
Sampo Oyj "A" (Cost $4,886,739)	194,534	8,512,939
France 4.3%
Air Liquide SA	36,687	4,860,435
Sanofi	82,323	8,819,152

(Cost $9,004,336)		13,679,587
Germany 5.3%
Rhoen-Klinikum AG	432,904	10,470,604
Wincor Nixdorf AG	105,314	6,691,437

(Cost $15,330,131)		17,162,041
Japan 1.7%
NTT DoCoMo, Inc. (Cost $5,718,837)	3,498	5,333,929
Netherlands 6.9%
Koninklijke Philips NV	264,407	8,460,277
Unilever NV (CVA)	139,695	5,610,929
Wolters Kluwer NV	331,378	8,025,900

(Cost $16,802,090)		22,097,106
Poland 1.7%
Powszechny Zaklad Ubezpieczen SA (Cost $3,706,276)	39,492	5,604,731
Singapore 0.9%
Singapore Post Ltd. (Cost $2,508,247)	2,847,209	2,944,301
Switzerland 8.1%
Nestle SA (Registered)	76,726	5,191,253
Novartis AG (Registered)	141,640	10,172,500
Roche Holding AG (Genusschein)	31,731	7,801,356
Transocean Ltd. (a)	62,526	2,948,726

(Cost $18,973,786)		26,113,835
United Kingdom 12.3%
BAE Systems PLC	660,310	4,492,237
British American Tobacco PLC	148,820	7,959,275
Imperial Tobacco Group PLC	233,957	7,863,913
National Grid PLC	463,861	5,560,699
Pearson PLC	290,196	5,969,607
Smiths Group PLC	208,790	4,389,873
Vodafone Group PLC	1,054,480	3,161,116

(Cost $30,927,034)		39,396,720
United States 31.7%
Altria Group, Inc.	42,021	1,473,256
Automatic Data Processing, Inc.	30,371	2,189,445
ConocoPhillips	69,176	4,486,755
Diebold, Inc.	145,352	4,747,196
Genuine Parts Co. (b)	18,641	1,528,376
Microsoft Corp.	502,590	15,997,440
PepsiCo, Inc.	188,079	15,712,120
Procter & Gamble Co.	221,406	17,778,902
Sealed Air Corp.	159,863	4,354,668
Sonoco Products Co.	86,615	3,333,811
Staples, Inc. (b)	253,701	4,317,991
Stryker Corp.	106,007	7,469,253
UGI Corp.	399,658	16,781,640
VF Corp. (b)	7,309	1,439,873

(Cost $80,615,645)		101,610,726

Total Common Stocks (Cost $226,726,349)		286,365,580
Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $20,687,655)	20,687,655	20,687,655
Cash Equivalents 10.2%
Central Cash Management Fund, 0.05% (c) (Cost $32,711,808)	32,711,808	32,711,808

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $280,125,812) †	105.9	339,765,043
Other Assets and Liabilities, Net	(5.9)	(18,834,316)

Net Assets	100.0	320,930,727

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $283,146,139.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $56,618,904.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,734,819 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,115,915.

(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. The value of securities loaned at July 31, 2013 amounted to $19,751,323 which is 6.2% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)

At July 31, 2013 the DWS World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Staples	61,589,648	21.5%
Health Care	44,732,865	15.6%
Financials	34,590,449	12.1%
Information Technology	29,625,518	10.3%
Energy	24,950,539	8.7%
Utilities	22,342,339	7.8%
Consumer Discretionary	21,281,747	7.4%
Industrials	20,286,688	7.1%
Materials	18,470,742	6.5%
Telecommunication Services	8,495,045	3.0%
Total	286,365,580	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$1,528,541	$—	$1,528,541
Bermuda	11,371,848	—	—	11,371,848
Canada	31,009,276	—	—	31,009,276
Finland	—	8,512,939	—	8,512,939
France	—	13,679,587	—	13,679,587
Germany	—	17,162,041	—	17,162,041
Japan	—	5,333,929	—	5,333,929
Netherlands	—	22,097,106	—	22,097,106
Poland	—	5,604,731	—	5,604,731
Singapore	—	2,944,301	—	2,944,301
Switzerland	2,948,726	23,165,109	—	26,113,835
United Kingdom	—	39,396,720	—	39,396,720
United States	101,610,726	—	—	101,610,726
Short-Term Investments(e)	53,399,463	—	—	53,399,463
Total	$200,340,039	$139,425,004	$—	$339,765,043

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013